Income Tax (Effective Income Tax Rate) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 24,579	$ 4,380	$ 7,238
Current State and Local Tax Expense (Benefit)	1,953	453	123
Total	26,532	4,833	7,361
Deferred Federal Income Tax Expense (Benefit)	(689)	(925)	(3,231)
Deferred State and Local Income Tax Expense (Benefit)	156	313	(567)
Total	(533)	(612)	(3,798)
Income Tax Expense (Benefit), Total	$ 25,999	$ 4,221	$ 3,563
Computed	35.00%	35.00%	35.00%
State income taxes (net of federal tax benefit)	2.70%	2.90%	3.40%
Federal tax credits	(0.40%)	(2.40%)	(3.60%)
State tax credits	0.90%	8.70%	1.60%
Manufacturer's deduction	3.90%	5.00%	4.60%
Addition to (reversal of) uncertain tax positions	0.20%	(1.00%)	(0.80%)
State VDA/Nexus Changes	0.00%	0.00%	(1.70%)
Other permanent differences not (taxable) deductible	(0.20%)	0.70%	0.50%
Change in valuation allowance	0.10%	9.90%	(2.10%)
Effective Income Tax Rate Reconciliation Pension Contribution	0.00%	0.00%	0.40%
Other	(0.30%)	(1.50%)	(4.40%)
Effective income tax rate	32.30%	29.90%	20.50%